Derivative instruments - Impact of Derivative Instruments on Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	$ 14,521	$ 15,800
Asset derivatives fair value, effect of master netting agreements	(10,257)	(11,115)
Total derivatives, Net assets recognized on the balance sheet	4,264	4,685
Liability derivatives fair value	14,448	15,188
Liability derivatives fair value, effect of master netting agreements	(10,047)	(10,869)
Total derivatives, Net liabilities recognized on the balance sheet	4,401	4,319
Master netting agreements, cash collateral received	1,119	792
Master netting agreements, cash collateral paid	909	546
Interest rate contracts
Derivatives, Fair Value [Line Items]
Asset derivatives fair value, effect of master netting agreements	(6,047)	(8,071)
Liability derivatives fair value, effect of master netting agreements	(6,634)	(8,235)
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Asset derivatives fair value, effect of master netting agreements	(4,172)	(2,981)
Liability derivatives fair value, effect of master netting agreements	(3,363)	(2,567)
Equity contracts
Derivatives, Fair Value [Line Items]
Asset derivatives fair value, effect of master netting agreements	(38)	(63)
Liability derivatives fair value, effect of master netting agreements	(50)	(67)
Designated as hedging
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	784	716
Liability derivatives fair value	597	392
Designated as hedging | Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional value	29,683	25,768
Asset derivatives fair value	415	497
Liability derivatives fair value	545	372
Designated as hedging | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional value	7,796	6,839
Asset derivatives fair value	369	219
Liability derivatives fair value	52	20
Not designated as hedging
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	13,737	15,084
Liability derivatives fair value	13,851	14,796
Not designated as hedging | Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional value	325,412	519,428
Asset derivatives fair value	7,587	10,044
Liability derivatives fair value	7,633	9,962
Not designated as hedging | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional value	530,729	576,253
Asset derivatives fair value	6,104	4,905
Liability derivatives fair value	6,103	4,682
Not designated as hedging | Equity contracts
Derivatives, Fair Value [Line Items]
Notional value	1,167	1,923
Asset derivatives fair value	46	127
Liability derivatives fair value	112	151
Not designated as hedging | Credit contracts
Derivatives, Fair Value [Line Items]
Notional value	160	319
Asset derivatives fair value	0	8
Liability derivatives fair value	$ 3	$ 1